Convertible Debentures (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
Convertible debenture activity

	Nine months ended June 30,
	2012	2013
Beginning balance:
Gross balance	$2,493	$18,328
Less: Discounts	(529)	(2,440)

	1,964	15,888
Proceeds:
To convertible debentures, before allocations	14,664	—
Allocated to detachable warrants	(1,660)	—
Allocated to beneficial conversion feature	(140)	—
Allocated to conversion option liability	(467)	—
Interest expense:
PIK interest	865	707
Amortization of debt discount	258	190
Recognition of unamortized debt discount upon conversion	—	2,250
Conversion:
Issuance of 826 common shares	—	(19,035)
Ending balance:
Gross balance	18,022	—
Less: Discounts	(2,538)	—

	$15,484	$—

	Years ended September 30,
	2010	2011	2012
Beginning balance:
Gross balance	$9,856	$19,101	$2,493
Less: Discounts	(4,442)	(5,625)	(529)

	5,414	13,476	1,964
Proceeds:
To convertible debentures, before allocations	8,419	5,465	14,664
Allocated to detachable warrants	(1,149)	(629)	(1,660)
Allocated to beneficial conversion feature	(186)	(96)	(140)
Allocated to conversion option liability	—	(153)	(467)
Interest expense:
PIK interest	827	1,384	1,171
Amortization of debt discount	152	247	355
Recognition of unamortized discount upon conversion (2009 Debentures)	—	4,615	—
Conversion:
Issuance of 1,602 common shares	—	(23,457)	—
Recognition of unamortized discount upon conversion to additional paid-in-capital (2010 Debentures)	—	1,112	—
Ending balance:
Gross balance	19,101	2,493	18,328
Less: Discounts	(5,625)	(529)	(2,440)

	$13,476	$1,964	$15,888